CAPITAL STOCK - Disclosure of detailed information about options, valuation assumptions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) year	Dec. 31, 2019 USD ($) year	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Capital Stock [Abstract]
Expected option life (years) | year	3.56	3.70
Expected volatility	54.09%	58.82%
Expected dividend yield	$ 0	$ 0
Risk-free interestrate	0.34%	1.42%
Expected forfeiture rate	1.00%	1.00%
Fair value per share			$ 4.76		$ 3.48
Total fair value				$ 798		$ 5,183